Business Acquisitions - Goodwill and Other Intangibles (Details) - USD ($)	Sep. 30, 2021	Sep. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 5,885,628		$ 871,128	$ 741,128
Medical Associates of Tampa Bay, LLC
Business Acquisition [Line Items]
Goodwill	3,805,628	$ 892,550	871,128
Intangible Assets - Amortizable	2,080,000
Total	$ 5,885,628		$ 871,128